Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	241,675.00
Total Offset Amount	35,234.37
Net Fee	206,440.63
Narrative - Max Aggregate Offering Price	$ 1,750,000,000.00
Final Prospectus	true